LORD ABBETT INVESTMENT TRUST

90 HUDSON STREET

JERSEY CITY, NEW JERSEY 07302-3973

April 4, 2008

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549-4720

Re:                              Lord Abbett Investment Trust (the “Registrant”)

1933 Act File No. 033-68090

1940 Act File No. 811-07988

Ladies/Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, please be advised that there are no changes to the Prospectuses and Statements of Additional Information contained in Post-Effective Amendment No. 54 to the above-referenced Registrant’s Registration Statement on Form N-1A filed pursuant to Rule 485(b) with the Securities and Exchange Commission on March 31, 2008.

Sincerely yours,

/s/Cirila Stephens
Cirila Stephens
Paralegal
Lord, Abbett & Co. LLC